Segment reporting (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Information Regarding Results of Reportable Segment

Information regarding the results of each reportable segment is included below. Performance is measured based on segment operating income or loss. This measure is included in the internal management reports that are reviewed by the Group’s CEO and refers to “Operating income” in the consolidated statements of income. Segment’s operating income or loss is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries.

	Package	Less-
	and	Than-
	Courier	Truckload	Truckload	Logistics	Corporate	Eliminations	Total
2023
Revenue(1)	461,930	2,777,308	1,625,592	1,604,878	-	(52,822)	6,416,886
Fuel surcharge(1)	121,268	591,259	310,446	92,138	-	(10,830)	1,104,281
Total revenue(1)	583,198	3,368,567	1,936,038	1,697,016	-	(63,652)	7,521,167
Operating income (loss)	114,360	310,429	237,393	160,112	(64,659)	-	757,635
Selected items:
Depreciation and
amortization	25,070	173,684	194,761	47,914	546	-	441,975
Loss on sale of
land and buildings	-	(35)	(5)	-	-	-	(40)
Gain, net of impairment,
on sale of assets held for sale	-	10,546	3,949	226	-	-	14,721
Loss on sale of business	-	-	-	-	(3,011)	-	(3,011)
Intangible assets	183,841	194,782	857,666	782,923	89	-	2,019,301
Total assets	359,177	2,329,677	2,004,163	1,140,174	450,429	-	6,283,620
Total liabilities	100,733	778,018	462,812	336,875	2,013,900	(128)	3,692,210
Additions to property
and equipment	22,136	217,191	115,048	5,561	311	-	360,247

2022
Revenue(1)	498,972	3,243,556	1,986,331	1,689,122	-	(60,917)	7,357,064
Fuel surcharge(1)	151,872	779,607	464,707	74,158	-	(14,917)	1,455,427
Total revenue(1)	650,844	4,023,163	2,451,038	1,763,280	-	(75,834)	8,812,491
Operating income	134,306	470,807	366,868	140,446	33,611	-	1,146,038
Selected items:
Depreciation and
amortization	26,532	152,666	212,430	38,244	721	-	430,593
Gain on sale of
land and buildings	-	-	43	-	-	-	43
Gain, net of impairment,
on sale of assets held for sale	-	55,714	22,197	-	-	-	77,911
Gain on sale of business	-	-	-	-	73,653	-	73,653
Intangible assets	180,119	167,798	775,464	468,547	182	-	1,592,110
Total assets	362,724	2,275,672	1,861,093	731,564	274,777	-	5,505,830
Total liabilities	126,383	836,937	464,962	239,916	1,374,687	(125)	3,042,760
Additions to property
and equipment	15,097	168,667	165,953	1,150	402	-	351,269

(1) Includes intersegment revenue and intersegment fuel surcharge

Summary of Geographical information

Geographical information

Revenue is attributed to geographical locations based on the origin of service’s location.

	Package	Less-
	and	Than-
	Courier	Truckload	Truckload	Logistics	Eliminations	Total
2023
Canada	583,198	608,545	1,139,272	271,136	(34,915)	2,567,236
United States	-	2,760,022	796,766	1,425,880	(28,737)	4,953,931
Total	583,198	3,368,567	1,936,038	1,697,016	(63,652)	7,521,167

2022
Canada	650,844	667,506	1,182,198	256,714	(34,202)	2,723,060
United States	-	3,355,657	1,268,840	1,488,941	(41,632)	6,071,806
Mexico	-	-	-	17,625	-	17,625
Total	650,844	4,023,163	2,451,038	1,763,280	(75,834)	8,812,491

Segment assets are based on the geographical location of the assets.

	As at	As at
	December 31, 2023	December 31, 2022
Property and equipment, right-of-use assets and intangible assets
Canada	2,208,595	1,848,746
United States	2,651,808	2,256,959
	4,860,403	4,105,705